Acquisition and Disposal (Tables)	12 Months Ended
Jun. 30, 2024
Acquisition and Disposal [Abstract]
Schedule of Fair Value of the Purchase Price	The following is a summary of the fair value of the purchase price and the final allocation of the purchase price to the assets acquired and liabilities assumed:
RMB
Consideration transferred	1,341,422
Add: Non-controlling interest	1,336,190
Total fair value of purchase price	2,677,612

Schedule of Assets Acquired and Liabilities Assumed
Assets acquired	RMB
Cash and cash equivalents and restricted cash	601,925
Short term investments	928,270
Accounts receivable and contract assets	1,350,421
Other receivables and current assets	231,853
Property, plant, and equipment, net	91,659
Intangible asset (Note 2(h) and Note 9)	468,832
- Software	91,178
- Non-compete agreements	8,175
- Agent resources	137,944
- Insurance broker licenses	89,071
- Trade names	142,464
Deferred tax assets	40,735
Other non-current assets	235,752
Right of use asset	136,056
Total assets acquired	4,085,503

Liabilities Assumed
Short-term loan	164,300
Accounts payables and accrued commissions	806,770
Other payable and accrued expenses	183,187
Accrued payroll	93,697
Income tax payable	100,260
Operating lease liabilities	128,475
Deferred tax liabilities	251,780
Other liabilities	82,686
Total liabilities assumed	1,811,155
Total identifiable net assets acquired	2,274,348
Less: Non-controlling interest of certain subsidiaries of AIX	(266,255)
Goodwill	669,519

Schedule of Unaudited Pro Forma Information	It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on July 1, 2022, nor is it necessarily indicative of future results of operations of the consolidated enterprises:
	Year Ended June 30,
	2023	2024
	RMB	RMB
Total net revenues	3,452,208	2,419,634
Income (loss) from operations	116,065	(453,560)
Net income (loss)	131,771	(397,718)
Net income (loss) attributable to the Company’s shareholders	11,784	(250,192)